Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 327.5	€ 219.0
Restricted cash	0.1	0.2
Total cash and cash equivalents	€ 327.6	€ 219.2	€ 329.5	€ 186.1